Segment information - Schedule of Revenue by Geography and by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Total revenue	€ 125,948	€ 44,696	€ 420,400
Europe
Disclosure of operating segments [line items]
Total revenue	102,294	28,939	331,967
Asia Pacific
Disclosure of operating segments [line items]
Total revenue	22,092	15,515	85,376
Rest of the world
Disclosure of operating segments [line items]
Total revenue	1,562	242	3,057
TFSS
Disclosure of operating segments [line items]
Total revenue	89,559	30,826	359,557
TFSS | Europe
Disclosure of operating segments [line items]
Total revenue	82,599	25,609	317,130
TFSS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	5,398	4,975	39,378
TFSS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	1,562	242	3,049
AVPS
Disclosure of operating segments [line items]
Total revenue	23,325	13,870	60,843
AVPS | Europe
Disclosure of operating segments [line items]
Total revenue	6,631	3,330	14,837
AVPS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	16,694	10,540	45,998
AVPS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	0	€ 0	€ 8
CRTS
Disclosure of operating segments [line items]
Total revenue	13,064
CRTS | Europe
Disclosure of operating segments [line items]
Total revenue	13,064
CRTS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	0
CRTS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	€ 0